Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings
Schedule of borrowings

	As of December 31,
	2019	2020
Amounts due within one year	268,090	258,262
Less: unamortized deferred loan/bond issuance costs	(12,668)	(12,636)
Borrowings, current portion	255,422	245,626
Amounts due after one year	2,930,221	3,583,447
Less: unamortized premium	1,457	797
Less: unamortized deferred loan/bond issuance costs	(39,705)	(56,649)
Borrowings, non-current portion	2,891,973	3,527,595
Total	3,147,395	3,773,221

Debt Repayment Schedule

As of
December 31,
2020
Not later than one year	258,262
Later than one year and not later than three years	812,825
Later than three years and not later than five years	1,574,258
Later than five years	1,196,364
Total	3,841,709